Supplemental information - Changes in Non-cash Working Capital (Details) - CAD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Supplemental information .
Accounts receivable	$ (132,507)	$ 15,332
Crude oil inventory	(6,668)	15,987
Prepaid expenses	(71,156)	(5,476)
Accounts payable and accrued liabilities	142,988	(14,772)
Income taxes payable	32,643	(877)
Foreign exchange	14,540	(6,251)
Changes in non-cash working capital	(20,160)	3,943
Changes in non-cash operating working capital	(56,884)	12,365
Changes in non-cash investing working capital	36,724	(8,422)
Changes in non-cash working capital	(20,160)	$ 3,943
Deposit Related to Previously Announced Transaction to Acquire Working Interest	$ 68,500